Stockholders' Equity - Schedule of Fair Value of Option Grant Estimated Using Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Annual dividend	0.00%	0.00%
Risk free interest rate, minimum	2.50%	1.80%
Risk free interest rate, maximum	2.90%	2.30%
Expected volatility, minimum	46.00%	44.20%
Expected volatility, maximum	49.60%	53.00%
Maximum [Member]
Expected life (in years)	6 years 3 months	6 years 3 months
Minimum [Member]
Expected life (in years)	5 years 3 months	5 years 3 months